Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Statement [Abstract]
Revenues	$ 1,357,320	$ 1,002,783	$ 729,989
Cost of Goods and Services Sold	887,478	641,394	484,253
Gross profit	469,842	361,389	245,736
Operating expenses:
Selling, general and administrative expense	320,085	261,516	166,485
Management fees	43,443	31,843	28,558
Amortization expense	49,686	34,665	17,983
Loss on disposal of assets	0	8,864	16,000
Loss on disposal of assets	0	0	5,899
Operating income	56,628	24,501	10,811
Other income (expense):
Interest expense, net	(55,245)	(27,255)	(24,180)
Gain on equity method investment	0	(5,620)	74,490
Amortization of debt issuance costs	(3,905)	(4,002)	(2,763)
Other income (expense), net	(5,889)	2,745	373
Income (loss) from continuing operations before income taxes	(8,411)	(9,631)	58,731
Provision (benefit) for income taxes	10,466	(23,741)	13,933
Income (loss) from continuing operations	(18,877)	14,110	44,798
Income from discontinued operations, net of income tax	15,829	19,162	9,424
Gain on sale of discontinued operations, net of income tax	1,258	340	2,308
Net income (loss)	(1,790)	33,612	56,530
Less: Income from continuing operations attributable to noncontrolling interest	5,217	8,245	3,205
Less: Loss from discontinued operations attributable to noncontrolling interest	(1,305)	(2,624)	(1,360)
Net income (loss) attributable to Holdings	(5,702)	27,991	54,685
Less: Distributions paid - Allocation Interests	0	39,188	23,779
Less: Distributions paid - Preferred Shares	12,179	2,457	0
Net income (loss) attributable to common shares of Holdings	(5,702)	27,991	54,685
Amounts attributable to common shares of Holdings:
Income (loss) from continuing operations	(24,094)	5,865	41,593
Income from discontinued operations, net of income tax	17,134	21,786	10,784
Gain on sale of discontinued operations, net of income tax	$ 1,258	$ 340	$ 2,308
Basic and fully diluted income (loss) per share attributable to Holdings (refer to Note K)
Continuing operations (in dollars per share)	$ (0.73)	$ (0.77)	$ 0.27
Income (Loss) from Discontinued Operations and Disposal of Discontinued Operations, Net of Tax, Per Diluted Share	0.31	0.33	0.24
Weighted average number of shares outstanding - basic and fully diluted	$ (0.42)	$ (0.44)	$ 0.51
Weighted average number of shares outstanding - basic and fully diluted	59,900	59,900	54,591
Cash distribution declared per share (in dollars per share)	$ 1.44	$ 1.44	$ 1.44